Retirement Plans - Schedule of Weighted-average assumption, Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.S. Plans | Defined Benefit Pension Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.66%	4.93%
Rate of compensation increase	3.02%	5.00%
Interest crediting rates	4.51%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.93%	5.15%	2.75%
Rate of compensation increase	5.00%	5.00%	3.50%
Expected long-term rate of return on plan assets	5.85%	4.11%	3.50%
U.S. Plans | Other Postretirement Benefit Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.51%	4.93%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.93%	5.15%	2.75%
Non-U.S. Plans | Defined Benefit Pension Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.42%	3.81%
Rate of compensation increase	2.32%	2.64%
Interest crediting rates	1.91%	2.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.81%	4.15%	1.54%
Rate of compensation increase	2.64%	2.64%	2.30%
Expected long-term rate of return on plan assets	4.73%	4.79%	3.02%
Interest crediting rates	2.00%	2.00%	2.00%
Non-U.S. Plans | Other Postretirement Benefit Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	7.44%	3.30%
Rate of compensation increase	2.60%	2.60%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.30%	3.70%	1.15%
Rate of compensation increase	2.60%	2.60%	2.30%
Expected long-term rate of return on plan assets		3.95%	1.40%